SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Changes in Share Capital
The movement in the number of shares outstanding during the years ended December 31, 2023 and 2022 are as follows:

Outstanding shares as of January 1, 2021	197,692,321
Shares issued under ATM program	5,499,658
Shares issued on exercise of options (see Note 21)	339,000
Outstanding shares as of December 31, 2021	203,530,979
Shares issued in connection with Euronav share acquisition (see Note 8)	19,091,910
Outstanding shares as of December 31, 2022 and 2023	222,622,889